UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                     ---------

                       Gabelli Capital Series Funds, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
                COMMON STOCKS -- 96.8%
                AEROSPACE -- 0.5%
      9,000     HEICO Corp.                            $    308,700
     30,000     Herley Industries Inc.+                     371,400
     50,000     Rolls-Royce Group plc+                      424,086
                                                       ------------
                                                          1,104,186
                                                       ------------
                AGRICULTURE -- 1.0%
     45,000     Archer-Daniels-Midland Co.                1,704,600
     10,000     Delta & Pine Land Co.                       405,000
                                                       ------------
                                                          2,109,600
                                                       ------------
                AUTOMOTIVE -- 0.6%
     42,000     General Motors Corp.                      1,396,920
                                                       ------------
                AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.8%
      5,000     BorgWarner Inc.                             285,850
     45,000     CLARCOR Inc.                              1,372,050
    100,000     Dana Corp.                                  104,000
     85,000     Earl Scheib Inc.+                           306,000
     10,000     Midas Inc.+                                 206,800
     11,000     Modine Manufacturing Co.                    267,630
     26,100     Navistar International Corp.+               673,902
     40,000     Proliance International Inc.+               182,800
     45,000     Standard Motor Products Inc.                539,550
                                                       ------------
                                                          3,938,582
                                                       ------------
                AVIATION: PARTS AND SERVICES -- 4.1%
     50,000     Curtiss-Wright Corp.                      1,517,500
      4,000     EDO Corp.                                    91,520
     70,000     GenCorp Inc.+                               898,800
     55,000     Kaman Corp.                                 990,550
     35,000     Precision Castparts Corp.                 2,210,600
     29,800     Sequa Corp., Cl. A+                       2,797,028
    160,000     The Fairchild Corp., Cl. A+                 416,000
                                                       ------------
                                                          8,921,998
                                                       ------------
                BROADCASTING -- 3.7%
     45,000     CBS Corp., Cl. A                          1,269,900
     10,000     Cogeco Inc.                                 210,244
     48,000     Fisher Communications Inc.+               1,994,400
    210,000     Gray Television Inc.                      1,346,100
     35,000     ION Media Networks Inc.+                     28,350
     18,000     Liberty Media Holding Corp.
                  - Capital, Cl. A+                       1,504,260
     78,000     Lin TV Corp., Cl. A+                        606,840
    130,000     Sinclair Broadcast Group Inc., Cl. A      1,020,500
     20,000     Young Broadcasting Inc., Cl. A+              46,000
                                                       ------------
                                                          8,026,594
                                                       ------------
                BUSINESS SERVICES -- 1.0%
     12,000     Aramark Corp., Cl. B                        394,320
      5,500     Avis Budget Group Inc.                      100,595
     40,500     Intermec Inc.+                            1,067,580
     75,700     Nashua Corp.+                               529,143
                                                       ------------
                                                          2,091,638
                                                       ------------
                CABLE AND SATELLITE -- 3.4%
      5,000     Adelphia Communications Corp., Cl. A+           175
    150,000     Cablevision Systems Corp., Cl. A+         3,406,500
     28,000     EchoStar Communications Corp., Cl. A+       916,720
     25,000     Liberty Global Inc., Cl. A+                 643,500
      9,315     Liberty Global Inc., Cl. C+                 233,434
     12,000     Rogers Communications Inc., Cl. B           658,440
     80,000     The DIRECTV Group Inc.+                   1,574,400
                                                       ------------
                                                          7,433,169
                                                       ------------

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
                COMMUNICATIONS EQUIPMENT -- 3.3%
     32,000     Agere Systems Inc.+                    $    477,760
     84,000     Corning Inc.+                             2,050,440
    140,000     Lucent Technologies Inc.+                   327,600
     28,000     Motorola Inc.                               700,000
    170,000     Nortel Networks Corp.+                      391,000
     70,000     Thomas & Betts Corp.+                     3,339,700
                                                       ------------
                                                          7,286,500
                                                       ------------
                COMPUTER SOFTWARE AND SERVICES -- 2.1%
     30,000     MRO Software Inc.+                          770,100
     30,000     The Reynolds & Reynolds Co., Cl. A        1,185,300
    115,000     Xanser Corp.+                               672,750
     76,000     Yahoo! Inc.+                              1,921,280
                                                       ------------
                                                          4,549,430
                                                       ------------
                CONSUMER PRODUCTS -- 3.2%
     20,000     Alberto-Culver Co.                        1,011,800
     10,000     Avon Products Inc.                          306,600
     10,000     Clorox Co.                                  630,000
     10,000     Colgate-Palmolive Co.                       621,000
      6,000     Fortune Brands Inc.                         450,660
     23,000     Gallaher Group plc, ADR                   1,503,510
      2,000     National Presto Industries Inc.             110,540
     15,000     Pactiv Corp.+                               426,300
     22,000     Procter & Gamble Co.                      1,363,560
    120,000     Revlon Inc., Cl. A+                         135,600
     61,000     Schiff Nutrition International Inc. +       424,560
                                                       ------------
                                                          6,984,130
                                                       ------------
                CONSUMER SERVICES -- 1.5%
      5,000     IAC/InterActiveCorp+                        143,800
     38,000     Liberty Media Holding Corp.
                  - Interactive, Cl. A+                     774,440
    110,000     Rollins Inc.                              2,322,100
                                                       ------------
                                                          3,240,340
                                                       ------------
                DIVERSIFIED INDUSTRIAL -- 6.2%
     52,500     Ampco-Pittsburgh Corp.                    1,623,825
     15,000     Baldor Electric Co.                         462,450
     27,000     Cooper Industries Ltd., Cl. A             2,300,940
     30,000     Crane Co.                                 1,254,000
     14,000     Greif Inc., Cl. A                         1,121,540
     13,500     Harbor Global Co. Ltd.+                     148,837
     90,000     Honeywell International Inc.              3,681,000
     28,000     ITT Corp.                                 1,435,560
     75,000     Katy Industries Inc.+                       211,500
     72,000     Myers Industries Inc.                     1,224,000
                                                       ------------
                                                         13,463,652
                                                       ------------
                ELECTRONICS -- 2.3%
     27,000     Intel Corp.                                 555,390
    120,000     Symbol Technologies Inc.                  1,783,200
     80,000     Texas Instruments Inc.                    2,660,000
                                                       ------------
                                                          4,998,590
                                                       ------------

GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
                COMMON STOCKS (CONTINUED)
                ENERGY AND UTILITIES -- 11.2%
     78,000     Allegheny Energy Inc.+                 $  3,133,260
    275,000     Aquila Inc.+                              1,190,750
      9,000     Cameron International Corp.+                434,790
     13,000     Chevron Corp.                               843,180
      5,000     CMS Energy Corp.+                            72,200
     30,000     ConocoPhillips                            1,785,900
     10,000     Devon Energy Corp.                          631,500
     40,000     DPL Inc.                                  1,084,800
     40,000     Duquesne Light Holdings Inc.                786,400
     90,000     El Paso Corp.                             1,227,600
     27,000     El Paso Electric Co.+                       603,180
     18,000     Exxon Mobil Corp.                         1,207,800
      6,699     Florida Public Utilities Co.                 92,446
     10,300     Giant Industries Inc.+                      836,360
     30,000     KeySpan Corp.                             1,234,200
     30,000     Kinder Morgan Inc.                        3,145,500
        542     Mirant Corp.+                                14,802
      3,000     Niko Resources Ltd.                         178,484
     20,000     Northeast Utilities                         465,400
     12,000     NS Group Inc.+                              774,600
     35,000     NSTAR                                     1,167,600
     17,000     Progress Energy Inc., CVO+                    5,610
     15,000     Royal Dutch Shell plc, Cl. A, ADR           991,500
     43,500     RPC Inc.                                    796,920
      5,000     Southwest Gas Corp.                         166,600
     22,000     Transocean Inc.+                          1,611,060
                                                       ------------
                                                         24,482,442
                                                       ------------
                ENTERTAINMENT -- 6.3%
      5,000     Canterbury Park Holding Corp.                63,350
     50,000     Discovery Holding Co., Cl. A+               723,000
     67,500     Dover Motorsports Inc.                      365,850
    190,000     Gemstar-TV Guide International Inc.+        630,800
    150,000     Grupo Televisa SA, ADR                    3,189,000
     46,500     The Topps Co. Inc.                          416,640
     65,000     The Walt Disney Co.                       2,009,150
    200,000     Time Warner Inc.                          3,646,000
     22,000     Triple Crown Media Inc.+                    160,160
     40,000     Viacom Inc., Cl. A+                       1,492,000
     30,000     Vivendi                                   1,081,523
                                                       ------------
                                                         13,777,473
                                                       ------------
                ENVIRONMENTAL SERVICES -- 2.2%
    100,000     Allied Waste Industries Inc.+             1,127,000
    100,000     Waste Management Inc.                     3,668,000
                                                       ------------
                                                          4,795,000
                                                       ------------
                EQUIPMENT AND SUPPLIES -- 5.0%
     22,000     AMETEK Inc.                                 958,100
     42,000     Baldwin Technology Co. Inc., Cl. A+         243,180
     30,000     Belden CDT Inc.                           1,146,900
     40,000     Capstone Turbine Corp.+                      56,400
     12,000     CIRCOR International Inc.                   366,600
    130,000     CTS Corp.                                 1,791,400
     82,000     Fedders Corp.+                              102,500
     28,000     Flowserve Corp.+                          1,416,520
     19,000     Franklin Electric Co. Inc.                1,009,660
      4,000     Gerber Scientific Inc.+                      59,920
     40,000     GrafTech International Ltd.+                233,600
     17,000     IDEX Corp.                                  731,850
     48,000     L.S. Starrett Co., Cl. A                    686,400
     20,000     Robbins & Myers Inc.                        618,400
     12,000     The Eastern Co.                             336,000
     35,000     Watts Water Technologies Inc., Cl. A      1,111,600
                                                       ------------
                                                         10,869,030
                                                       ------------

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
                FINANCIAL SERVICES -- 5.3%
     90,000     American Express Co.                   $  5,047,200
     30,000     Ameriprise Financial Inc.                 1,407,000
     27,000     Argonaut Group Inc.+                        837,810
     30,000     BKF Capital Group Inc.                      117,000
     15,000     Citigroup Inc.                              745,050
     12,000     Deutsche Bank AG                          1,448,400
    157,000     Epoch Holding Corp.+                      1,036,200
     18,000     The Bank of New York Co. Inc.               634,680
     10,000     The Midland Co.                             433,200
                                                       ------------
                                                         11,706,540
                                                       ------------
                FOOD AND BEVERAGE -- 10.6%
      5,000     Anheuser-Busch Companies Inc.               237,550
     20,000     Brown-Forman Corp., Cl. A                 1,547,400
      5,000     Campbell Soup Co.                           182,500
     10,000     Coca-Cola Enterprises Inc.                  208,300
      8,000     Coca-Cola Femsa SA de CV, ADR               250,160
      8,000     Corn Products International Inc.            260,320
     15,000     Del Monte Foods Co.                         156,750
     50,000     Diageo plc, ADR                           3,552,000
      6,000     Fomento Economico Mexicano
                  SA de CV, ADR                             581,640
     70,000     General Mills Inc.                        3,962,000
     90,000     Groupe Danone, ADR                        2,665,800
     30,000     H.J. Heinz Co.                            1,257,900
     45,000     PepsiAmericas Inc.                          960,300
     15,000     PepsiCo Inc.                                978,900
     95,000     The Coca-Cola Co.                         4,244,600
     27,900     Tootsie Roll Industries Inc.                817,749
     23,000     Wm. Wrigley Jr. Co.                       1,059,380
      5,750     Wm. Wrigley Jr. Co., Cl. B                  264,500
                                                       ------------
                                                         23,187,749
                                                       ------------
                HEALTH CARE -- 2.7%
      1,000     Chemed Corp.                                 32,260
     10,000     DENTSPLY International Inc.                 301,100
     10,000     Henry Schein Inc.+                          501,400
      2,000     Invitrogen Corp.+                           126,820
     10,000     Johnson & Johnson                           649,400
      1,000     Patterson Companies Inc.+                    33,610
    150,000     Pfizer Inc.                               4,254,000
     60,000     TL Administration Corp.+                          0
                                                       ------------
                                                          5,898,590
                                                       ------------
                HOTELS AND GAMING -- 2.8%
      9,000     Aztar Corp.+                                477,090
      1,000     Boyd Gaming Corp.                            38,440
     11,000     Churchill Downs Inc.                        462,660
     12,001     Dover Downs Gaming &
                  Entertainment Inc.                        145,812
     18,000     Gaylord Entertainment Co.+                  789,300
     40,000     Hilton Hotels Corp.                       1,114,000
     12,000     International Game Technology               498,000
      7,000     Las Vegas Sands Corp.+                      478,450
     55,000     MGM Mirage+                               2,171,950
                                                       ------------
                                                          6,175,702
                                                       ------------
                MACHINERY -- 0.8%
     58,000     CNH Global NV                             1,346,180
      6,000     Deere & Co.                                 503,460
                                                       ------------
                                                          1,849,640
                                                       ------------

GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
                COMMON STOCKS (CONTINUED)
                MANUFACTURED HOUSING AND
                RECREATIONAL VEHICLES -- 0.7%
      3,000     Cavco Industries Inc.+                 $     94,530
    120,000     Champion Enterprises Inc.+                  828,000
     14,000     Skyline Corp.                               534,940
                                                       ------------
                                                          1,457,470
                                                       ------------
                METALS AND MINING -- 0.8%
      6,000     Alcoa Inc.                                  168,240
     34,000     Newmont Mining Corp.                      1,453,500
      2,000     Peabody Energy Corp.                         73,560
                                                       ------------
                                                          1,695,300
                                                       ------------
                PUBLISHING -- 5.5%
     12,000     Dow Jones & Co. Inc.                        402,480
     15,000     Journal Communications Inc., Cl. A          169,050
      6,000     Journal Register Co.                         34,020
      6,000     Lee Enterprises Inc.                        151,440
     21,535     McClatchy Co., Cl. A                        908,562
     13,500     Media General Inc., Cl. A                   509,220
      8,000     Meredith Corp.                              394,640
     27,000     New York Times Co., Cl. A                   620,460
    250,000     News Corp., Cl. A                         4,912,500
    130,000     Penton Media Inc.+                           72,800
    290,000     PRIMEDIA Inc.+                              440,800
     16,000     The E.W. Scripps Co., Cl. A                 766,880
     60,000     The Reader's Digest Association Inc.        777,600
     60,000     Tribune Co.                               1,963,200
                                                       ------------
                                                         12,123,652
                                                       ------------
                REAL ESTATE -- 0.6%
     47,000     Griffin Land & Nurseries Inc.+            1,422,690
                                                       ------------
                RETAIL -- 0.8%
     33,500     Aaron Rents Inc., Cl. A                     703,500
      3,000     CSK Auto Corp.+                              42,300
     10,000     Ingles Markets Inc., Cl. A                  263,800
     15,000     Safeway Inc.                                455,250
      5,000     The Home Depot Inc.                         181,350
                                                       ------------
                                                          1,646,200
                                                       ------------
                SPECIALTY CHEMICALS -- 2.8%
     84,000     Ferro Corp.                               1,493,520
     44,000     Hawkins Inc.                                625,680
     74,500     Hercules Inc.+                            1,174,865
     20,000     MacDermid Inc.                              652,400
    130,000     Omnova Solutions Inc.+                      543,400
      5,000     Quaker Chemical Corp.                        97,250
     77,000     Sensient Technologies Corp.               1,506,890
      1,471     Tronox Inc., Cl. B                           18,785
                                                       ------------
                                                          6,112,790
                                                       ------------
                TELECOMMUNICATIONS -- 2.5%
      4,000     ALLTEL Corp.                                222,000
    225,000     Cincinnati Bell Inc.+                     1,084,500
      6,250     Embarq Corp.                                302,312
    125,000     Qwest Communications International Inc.+  1,090,000
    125,000     Sprint Nextel Corp.                       2,143,750
     10,000     Telephone & Data Systems Inc.               421,000
      5,000     Telephone & Data Systems Inc., Special      204,250
      3,000     Windstream Corp.                             39,570
                                                       ------------
                                                          5,507,382
                                                       ------------

                                                          MARKET
    SHARES                                                VALUE*
   --------                                              --------
                WIRELESS COMMUNICATIONS -- 1.5%
     46,000     Price Communications Corp.+            $    887,800
     40,700     United States Cellular Corp.+             2,429,790
                                                          3,317,590
                                                       ------------
                TOTAL COMMON STOCKS                     211,570,569
                                                       ------------
                WARRANTS -- 0.0%
                Energy and Utilities -- 0.0%
      1,000     Mirant Corp., Ser. A,
                  expire 01/03/11+                           10,200
                                                       ------------
 PRINCIPAL
   AMOUNT
 ---------
                U.S. GOVERNMENT OBLIGATIONS -- 3.2%
 $7,131,000     U.S. Treasury Bills,
                  4.885% to 5.209%++,
                  11/09/06 to 02/08/07                    7,029,969
                                                       ------------
                TOTAL INVESTMENTS -- 100.0%
                (Cost $164,751,853)                    $218,610,738
                                                       ============



 -------------
                Aggregate book cost                    $164,751,853
                                                       ============

                Gross unrealized appreciation          $ 63,110,174
                Gross unrealized depreciation            (9,251,289)
                                                       ------------

                Net unrealized appreciation
                  (depreciation)                       $ 53,858,885
                                                       ============
 -------------
  +         Non-income producing security.
  ++        Represents annualized yield at date of purchase.
  ADR       American Depository Receipt
  CVO       Contingent Value Obligation
  *         Portfolio securities are valued at the last quoted sale
            price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.